Inventories - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Classes of current inventories [abstract]
Inventory held at net realizable value	₨ 37,600		₨ 615		$ 544
Write down of inventory	₨ 1,564	$ 23	₨ 837	₨ 120